Property, Plant and Equipment - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment
Beginning balance	$ 62,654
Depreciation, depletion, amortization and impairment	(6,435)	$ (8,786)
Ending balance	67,650	62,654
Cost
Changes in property, plant and equipment
Beginning balance	127,209	126,559
Additions	6,068	5,410
Acquisition	7,869
Transfers from exploration and evaluation		34
Changes in decommissioning and restoration	1,440	1,311
Disposals and derecognition	(1,858)	(1,469)
Foreign exchange adjustments	(215)	319
Reclassified to assets held for sale (note 33)		(4,955)
Divestures	(14,931)
Ending balance	125,582	127,209
Accumulated provision
Changes in property, plant and equipment
Beginning balance	(64,555)	(61,013)
Depreciation, depletion, amortization and impairment	(6,038)	(8,396)
Disposals and derecognition	1,615	848
Foreign exchange adjustments	155	(167)
Reclassified to assets held for sale (note 33)		4,173
Divestures	10,891
Ending balance	(57,932)	(64,555)
Oil and Gas Properties
Changes in property, plant and equipment
Beginning balance	17,060
Ending balance	17,790	17,060
Oil and Gas Properties | Cost
Changes in property, plant and equipment
Beginning balance	38,775	41,230
Additions	591	1,149
Acquisition	1,793
Transfers from exploration and evaluation		34
Transfers	958
Changes in decommissioning and restoration	1,346	1,321
Disposals and derecognition	(8)	(585)
Foreign exchange adjustments	(128)	101
Reclassified to assets held for sale (note 33)		(4,475)
Divestures	(2,226)
Ending balance	41,101	38,775
Oil and Gas Properties | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(21,715)	(25,227)
Transfers	(1,090)
Depreciation, depletion, amortization and impairment	(1,686)	(1,049)
Disposals and derecognition	4	510
Foreign exchange adjustments	132	(60)
Reclassified to assets held for sale (note 33)		4,111
Divestures	1,044
Ending balance	(23,311)	(21,715)
Plant and Equipment
Changes in property, plant and equipment
Beginning balance	45,594
Ending balance	49,860	45,594
Plant and Equipment | Cost
Changes in property, plant and equipment
Beginning balance	88,434	85,329
Additions	5,477	4,261
Acquisition	6,076
Transfers	(958)
Changes in decommissioning and restoration	94	(10)
Disposals and derecognition	(1,850)	(884)
Foreign exchange adjustments	(87)	218
Reclassified to assets held for sale (note 33)		(480)
Divestures	(12,705)
Ending balance	84,481	88,434
Plant and Equipment | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(42,840)	(35,786)
Transfers	1,090
Depreciation, depletion, amortization and impairment	(4,352)	(7,347)
Disposals and derecognition	1,611	338
Foreign exchange adjustments	23	(107)
Reclassified to assets held for sale (note 33)		62
Divestures	9,847
Ending balance	$ (34,621)	$ (42,840)